OTHER INCOME, BY FUNCTION - Schedule of other income by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income [Line Items]
Tours	$ 36,297	$ 24,068	$ 11,209
Aircraft leasing	0	18,164	6,852
Customs and warehousing	27,553	30,323	27,089
Maintenance	7,784	7,995	15,602
Income from non-airlines products LATAM Pass	15,148	23,954	40,481
Other miscellaneous income	61,859	49,782	126,098
Total	$ 148,641	154,286	227,331
Delta
Other Operating Income [Line Items]
Total		$ 30,408	$ 118,188